Concentrations and Risks (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2018 CNY (¥) item	Dec. 31, 2017 item	Dec. 31, 2019 USD ($)
Concentrations and Risks
Accounts receivable, net	¥ 744,845	¥ 324,392		$ 106,990
Telecommunications service provider
Concentrations and Risks
Total number of telecommunications service providers	107	88	52
Telecommunications service provider | Servers and bandwidth expenditure
Concentrations and Risks
Number of service providers providing 10% or more of the Group's servers and bandwidth expenditure	2	3	2
Concentration risk percentage	45.00%	48.00%	34.00%
Credit risk | Accounts receivable | Distribution channel A
Concentrations and Risks
Number of distribution channels with receivable balance exceeding 10% of the Group's accounts receivable	1	1
Accounts receivable, net | ¥	¥ 118,860	¥ 63,762
Distribution channel risk | Net revenues | Distribution channel
Concentrations and Risks
Concentration risk percentage	17.00%	29.00%	38.00%
Mobile games | Mobile game | Net revenues
Concentrations and Risks
Concentration risk percentage	53.00%	71.00%	83.00%
Mobile games | Mobile game 1 | Mobile game revenues
Concentrations and Risks
Concentration risk percentage	58.00%	74.00%	72.00%
Mobile games | Mobile game 2 | Mobile game revenues
Concentrations and Risks
Concentration risk percentage	10.00%	11.00%	13.00%